CASH FLOW ITEMS - Other Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash Flow Statement [Abstract]
Repayment of finance lease liabilities	$ (0.1)	$ (1.1)
Dividends paid to non-controlling interests	(3.1)	(1.5)
Other finance costs	(3.6)	(3.1)
Other financing activities	$ (6.8)	$ (5.7)